INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of inventory

		Consolidated
	12/31/2021	12/31/2020
Finished goods	4,457,842	1,627,676
Work in progress	2,710,149	1,358,905
Raw materials	3,638,952	1,289,653
Storeroom supplies	770,296	928,158
Advances to suppliers	121,519	69,536
Provision for losses	(98,730)	(109,038)
	11,600,028	5,164,890

Classified:
Current	10,943,835	4,817,586
Non-current (1)	656,193	347,304
Inventoy, net	11,600,028	5,164,890
1.	Long-term iron ore inventories that will be used after the construction of the processing plant, which will produce pellet feed, In 2020, the Company defined the construction project for the new plant for processing Itabirito, which until then was considered as waste, and started to be incorporated into the long-term ore inventory.

Schedule of provision for inventory losses

The changes in estimated losses on inventories are as follows:

		Consolidated
	12/31/2021	12/31/2020
Opening balance	(109,038)	(134,553)
(Estimated losses) / Reversal of inventories with low turnover and obsolescence	10,308	25,515
Closing balance	(98,730)	(109,038)